Note 13 - Retirement and Pension Plans - Actuarial Assumptions to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate	1.00%	1.50%
Rate of compensation increases	2.00%	2.00%	2.00%